Exhibit 99.1

Hyundai Auto Receivables Trust 2017-A
Monthly Servicing Report

Collection Period	December 2017
Distribution Date	01/16/18
Transaction Month	10
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	February 10, 2017
Closing Date:	March 29, 2017

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,297,276,907.15	71,274	3.31%	57.31
Original Adj. Pool Balance:		$1,241,432,654.96

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$294,000,000.00	22.663%	1.10000%		April 16, 2018
Class A-2-A Notes	Fixed	$294,730,000.00	22.719%	1.48000%		February 18, 2020
Class A-2-B Notes	Floating	$105,270,000.00	8.115%	LIBOR + 0.08%		February 18, 2020
Class A-3 Notes	Fixed	$368,430,000.00	28.400%	1.76000%		August 16, 2021
Class A-4 Notes	Fixed	$88,370,000.00	6.812%	2.09000%		April 17, 2023
Class B Notes	Fixed	$22,350,000.00	1.723%	2.38000%		April 17, 2023
Class C Notes	Fixed	$37,250,000.00	2.871%	2.53000%		November 15, 2023
Total Securities		$1,210,400,000.00	93.303%

Overcollateralization		$31,032,654.96	2.392%
YSOA		$55,844,252.19	4.305%
Total Original Pool Balance		$1,297,276,907.15	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$256,909,475.54	0.8716774	$235,420,508.28	0.7987667	$21,488,967.26
Class A-2-B Notes	$91,761,478.27	0.8716774	$84,086,170.08	0.7987667	$7,675,308.19
Class A-3 Notes	$368,430,000.00	1.0000000	$368,430,000.00	1.0000000	$-
Class A-4 Notes	$88,370,000.00	1.0000000	$88,370,000.00	1.0000000	$-
Class B Notes	$22,350,000.00	1.0000000	$22,350,000.00	1.0000000	$-
Class C Notes	$37,250,000.00	1.0000000	$37,250,000.00	1.0000000	$-
Total Securities	$865,070,953.81	0.7146984	$835,906,678.36	0.6906037	$29,164,275.45

Weighted Avg. Coupon (WAC)	3.26%		3.26%
Weighted Avg. Remaining Maturity (WARM)	48.44		47.52
Pool Receivables Balance	$945,702,336.04		$914,924,106.33
Remaining Number of Receivables	61,759		60,968

Adjusted Pool Balance	$907,279,664.08		$878,115,388.63

III. COLLECTIONS

Principal:
Principal Collections					$28,917,348.27
Repurchased Contract Proceeds Related to Principal					$-
Recoveries/Liquidation Proceeds					$593,032.36
Total Principal Collections					$29,510,380.63

Interest:
Interest Collections					$2,565,272.47
Late Fees & Other Charges					$59,853.54
Interest on Repurchase Principal					$-
Total Interest Collections					$2,625,126.01

Collection Account Interest					$25,489.04
Reserve Account Interest					$2,829.61
Servicer Advances					$-

Total Collections					$32,163,825.29

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Hyundai Auto Receivables Trust 2017-A
Monthly Servicing Report

Collection Period	December 2017
Distribution Date	01/16/18
Transaction Month	10
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$32,163,825.29
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$32,163,825.29

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$788,085.28	$-	$788,085.28	788,085.28
Collection Account Interest					$25,489.04
Late Fees & Other Charges					$59,853.54
Total due to Servicer					$873,427.86

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2-A Notes		$316,855.02		$316,855.02
Class A-2-B Notes		$127,000.33		$127,000.33
Class A-3 Notes		$540,364.00		$540,364.00
Class A-4 Notes		$153,911.08		$153,911.08

Total Class A interest:		$1,138,130.43		$1,138,130.43	1,138,130.43

3. First Priority Principal Distribution:		$-		$-	0.00

4. Class B Noteholders Interest:		$44,327.50		$44,327.50	44,327.50

5. Second Priority Principal Distribution:		$-		$-	0.00

6. Class C Noteholders Interest:		$78,535.42		$78,535.42	78,535.42

Available Funds Remaining:					$30,029,404.08

7. Regular Principal Distribution Amount:					29,164,275.45

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2-A Notes				$21,488,967.26
Class A-2-B Notes				$7,675,308.19
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$29,164,275.45		$29,164,275.45
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$29,164,275.45		$29,164,275.45

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					865,128.63

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$ 38,422,671.96
Beginning Period Amount	$ 38,422,671.96
Current Period Amortization	$ 1,613,954.26
Ending Period Required Amount	$ 36,808,717.70
Ending Period Amount	$ 36,808,717.70
Next Distribution Date Required Amount	$ 35,229,056.35

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Hyundai Auto Receivables Trust 2017-A
Monthly Servicing Report

Collection Period	December 2017
Distribution Date	01/16/18
Transaction Month	10
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,103,581.64
Beginning Period Amount	$3,103,581.64
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,103,581.64
Ending Period Amount	$3,103,581.64

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$42,208,710.27	$42,208,710.27	$42,208,710.27
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	4.65%	4.81%	4.81%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.67%	60,160	98.49%	$901,082,296.96
30 - 60 Days	1.00%	607	1.12%	$10,237,570.92
61 - 90 Days	0.25%	154	0.30%	$2,760,499.17
91-120 Days	0.08%	47	0.09%	$843,739.28
121 + Days	0.00%	0	0.00%	$-
Total		60,968		$914,924,106.33

Delinquent Receivables 30+ Days Past Due
Current Period	1.33%	808	1.51%	$13,841,809.37
1st Preceding Collection Period	1.25%	775	1.44%	$13,649,855.89
2nd Preceding Collection Period	1.26%	787	1.43%	$13,952,387.22
3rd Preceding Collection Period	1.20%	759	1.34%	$13,499,364.62
Four-Month Average	1.26%		1.43%

Ratio of 61+ Delinquency Receivables Balance to EOP Pool Balance			0.39%
Delinquency Percentage exceeds Delinquency Trigger of 9.5% (Y/N)			No

Repossession in Current Period		60		$888,516.91
Repossession Inventory		119		$740,050.18

Current Charge-Offs
Gross Principal of Charge-Offs				$1,860,881.44
Recoveries				$(593,032.36)
Net Loss				$1,267,849.08

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				1.61%

Average Pool Balance for Current Period				$930,313,221.18

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				1.64%
1st Preceding Collection Period				1.49%
2nd Preceding Collection Period				0.99%
3rd Preceding Collection Period				1.26%
Four-Month Average				1.34%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		135	1,031	$13,283,122.90
Recoveries		87	723	$(5,332,193.77)
Net Loss				$7,950,929.13
Cumulative Net Loss as a % of Initial Pool Balance				0.61%

Net Loss for Receivables that have experienced a Net Loss *		104	805	$7,957,102.62
Average Net Loss for Receivables that have experienced a Net Loss				$9,884.60

Principal Balance of Extensions				$3,907,453.62
Number of Extensions				203

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

IX. CREDIT RISK RETENTION INFORMATION

There were no material changes in the retained interest in the transaction.

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